MFS(R) Variable Insurance Trust II

                      MFS(R) Capital Appreciation Portfolio

              MFS(R) Massachusetts Investors Growth Stock Portfolio

                        MFS(R) Strategic Value Portfolio

                         MFS(R) Mid Cap Growth Portfolio

                         MFS(R) Mid Cap Value Portfolio

                          MFS(R) Total Return Portfolio

                      Supplement to the Current Prospectus

Effective November 20, 2008, the sixth paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Risk Return Summary" is hereby restated as follows, with respect to Mid Cap Growth Portfolio and Mid Cap Value Portfolio only:

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

Effective November 20, 2008, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows, with respect to the Capital Appreciation Portfolio, Massachusetts Investors Growth Stock Portfolio, Strategic Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, and Total Return Portfolio only:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of each fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

Fund                        Portfolio      Primary Role        Since        Title and Five Year History
                            Manager
MFS Capital Appreciation    Jeffrey C.     Portfolio Manager   2007         Investment officer of MFS;
Portfolio                   Constantino                                     employed in the investment area
                                                                            of MFS since 2000.

MFS Massachusetts           Jeffrey C.     Portfolio Manager   2006         Investment officer of MFS;
Investors Growth Stock      Constantino                                     employed in the investment area
Portfolio                                                                   of MFS since 2000.

MFS Strategic Value         Brooks A.      Portfolio Manager   November     Investment Officer of MFS;
Portfolio                   Taylor                             2008         employed in the investment area
                                                                            of MFS since 1996.

MFS Mid Cap Growth          Eric  B.       Portfolio Manager   November     Investment officer of MFS;
Portfolio                   Fischman                           2008         employed in the investment area
                                                                            of MFS since 2001.

                            David  C.      Portfolio Manager   November     Investment officer of MFS;
                            DeGroff                            2008         employed in the investment area
                                                                            of MFS since 1997.

MFS Mid Cap Value           Brooks A.      Portfolio Manager   November     Investment officer of MFS;
Portfolio                   Taylor                             2008         employed in the investment area
                                                                            of MFS since 1996.

                            Kevin  J.      Portfolio Manager   November     Investment officer of MFS;
                            Schmitz                            2008         employed in the investment area
                                                                            of MFS since 2002.

MFS Total Return Portfolio  Nevin P.        Equity             2006         Investment Officer of MFS;
                            Chitkara        Securities                      employed in the investment area
                                            Portfolio Manager               of MFS since 1997.

                            William P.      Mortgage-Backed    2004         Investment Officer of MFS;
                            Douglas         Debt Securities                 employed in the investment area
                                            Portfolio Manager               of MFS since 2004; Investment
                                                                            Officer and Senior Mortgage
                                                                            Analyst at Wellington
                                                                            Management Co. LLP from 1994 to
                                                                            2004.

                            Steven R.       Equity             2002         Investment Officer of MFS;
                            Gorham          Securities                      employed in the investment area
                                            Portfolio Manager               of MFS since 1992.

                            Richard O.      Debt Securities    2005         Investment Officer of MFS;
                            Hawkins         Portfolio Manager               employed in the investment area
                                                                            of MFS since 1988.

                            Joshua P.       Debt Securities    November     Investment Officer of MFS;
                            Marston         Portfolio Manager  2008         employed in the investment area
                                                                            of MFS since 1999.

                            Michael W.      Debt Securities    2002         Executive Vice President and
                            Roberge         Portfolio                       Chief Investment Officer of
                                            Manager                         MFS; employed in the
                                                                            investment area of
                                                                            MFS since 1996.

                            Brooks A.       Lead/Equity        2004         Investment Officer of MFS;
                            Taylor          Securities                      employed in the investment area
                                            Portfolio Manager               of MFS since 1996.

                The date of this Supplement is November 20, 2008.